Derivatives and Hedging Instruments - Foreign Currency Forward Contracts (Details) - Not Designated as Hedging Instrument - Currency forward contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Gross Notional Amount	$ 139,334	$ 153,563
Assets	2,835	1,369
Liabilities	5,056	4,106
Gains (losses) on non-qualifying hedges charged to earnings	(2,954)	13,207	$ 31,643
Australia, Dollars
Derivative [Line Items]
Gross Notional Amount	28,848	913
Assets	882	839
Liabilities	2,847	892
Gains (losses) on non-qualifying hedges charged to earnings	(2,388)	1,523	4,958
Canada, Dollars
Derivative [Line Items]
Gross Notional Amount	64,224	66,266
Assets	10	10
Liabilities	1,764	1,482
Gains (losses) on non-qualifying hedges charged to earnings	(879)	(2,079)	9,311
Euro Member Countries, Euro
Derivative [Line Items]
Gross Notional Amount	43,531	74,444
Assets	1,782	507
Liabilities	41	1,440
Gains (losses) on non-qualifying hedges charged to earnings	1,871	1,759	2,296
United Kingdom, Pounds
Derivative [Line Items]
Gross Notional Amount	2,731	11,940
Assets	161	13
Liabilities	404	292
Gains (losses) on non-qualifying hedges charged to earnings	$ (1,558)	$ 12,004	$ 15,078